Acquisitions and business divestments	12 Months Ended
Dec. 31, 2017
Acquisitions and business divestments
Acquisitions and business divestments

Note 3—Acquisitions and business divestments

Acquisitions

Acquisitions were as follows:

($ in millions, except number of acquired businesses)	2017	2016	2015
Acquisitions (net of cash acquired)(1)	2,111	13	37
Aggregate excess of purchase price over fair value of net assets acquired(2)	1,337	12	34
Number of acquired businesses	5	1	3

(1)              Excluding changes in cost- and equity-accounted companies.

(2)              Recorded as goodwill (see Note 11).

In the table above, the “Acquisitions” and “Aggregate excess of purchase price over fair value of net assets acquired” amounts for 2017, relate primarily to the acquisition of Bernecker + Rainer Industrie-Elektronik GmbH (B&R). In 2016 and 2015, acquisitions were not significant.

Acquisitions of controlling interests have been accounted for under the acquisition method and have been included in the Company’s Consolidated Financial Statements since the date of acquisition.

While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the acquisition date, the purchase price allocation for acquisitions is preliminary for up to 12 months after the acquisition date and is subject to refinement as more detailed analyses are completed and additional information about the fair values of the assets and liabilities becomes available.

On July 6, 2017, the Company acquired the shares of B&R, a worldwide provider of product- and software-based, open-architecture solutions for machine and factory automation. This acquisition closes a gap in the Company’s industrial automation portfolio and consequently the goodwill acquired represents the future benefits associated with product portfolio expansion.

The aggregate preliminary allocation of the purchase consideration for business acquisitions in 2017, was as follows:

($ in millions)	Allocated amounts	Weighted-average useful life
Technology	434	7 years
Customer Relationships	292	19 years
Trade names	65	10 years
Order backlog	1	3 months
Intangible assets	792
Fixed assets	131
Debt acquired	(50)
Deferred tax liabilities	(255)
Inventories	177
Other assets and liabilities, net	(21)
Goodwill (1)	1,337
Total consideration (net of cash acquired) (2)	2,111

(1)              The Company does not expect the goodwill recognized to be deductible for income tax purposes.

(2)              Primarily relates to the acquisition of B&R.

Business divestments

In 2017, the Company received proceeds (net of transaction costs and cash disposed) of $605 million, relating to divestments of consolidated businesses and recorded net gains of $252 million in “Other income (expense), net” on the sale of such businesses. These are primarily due to the divestment of the Company’s high-volage cables and cable accessories businesses (the Cables business) in March 2017 and the divestment of the Oil & Gas EPC business in December 2017.

The Company has retained certain obligations of the Cables business and thus the Company remains directly or indirectly liable for these liabilities which existed at the date of the divestment. Subsequent to the divestment, the Company recorded a loss of $94 million for changes in the amounts recorded for these obligations. In addition, the Company has provided certain performance guarantees to third parties which guarantee the performance of the buyer under existing contracts with customers as well as for certain capital expenditures of the divested business.

In 2016 and 2015, there were no significant amounts recognized from divestments of consolidated businesses.

Planned acquisition of GE Industrial Solutions

On September 25, 2017, the Company announced that it had reached an agreement to acquire General Electric Company’s (GE) Industrial Solutions business, GE’s global electrification solutions business, for $2.6 billion. The Company expects to close the acquisition of GE Industrial Solutions in the first half of 2018, following the receipt of customary regulatory approvals.